                     COHEN & STEERS REALTY INCOME FUND, INC.

                             CLASS A, B AND C SHARES


                       SUPPLEMENT DATED DECEMBER 16, 2004
       TO THE PROSPECTUS DATED MAY 1, 2004, AS REVISED SEPTEMBER 30, 2004

The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

         The Fund's portfolio managers are:

         Martin Cohen - Mr. Cohen is a director, president and treasurer of the fund. He is co-chairman and co-chief executive officer of Cohen & Steers Capital Management, Inc., the fund's investment adviser, which is a wholly owned subsidiary of Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, Inc., the fund's distributor. Mr. Cohen has been a portfolio manager of the fund since its inception.

         Robert H. Steers - Mr. Steers is a director, chairman and secretary of the fund. He is co-chairman and co-chief executive officer of the fund's investment adviser, and president of the Fund's distributor. Mr. Steers has been a portfolio manager of the fund since its inception.

         Joseph M. Harvey - Mr. Harvey joined the investment adviser in 1992 and currently serves as president. He was appointed a portfolio manager of the fund in August 2004.

         James S. Corl - Mr. Corl joined the investment adviser in 1997 and currently serves as executive vice president. He was appointed a portfolio manager of the fund in December 2004.

                     COHEN & STEERS REALTY INCOME FUND, INC.

                                 CLASS I SHARES


                       SUPPLEMENT DATED DECEMBER 16, 2004
       TO THE PROSPECTUS DATED MAY 1, 2004, AS REVISED SEPTEMBER 30, 2004


The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

         The Fund's portfolio managers are:

         Martin Cohen - Mr. Cohen is a director, president and treasurer of the fund. He is co-chairman and co-chief executive officer of Cohen & Steers Capital Management, Inc., the fund's investment adviser, which is a wholly owned subsidiary of Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, Inc., the fund's distributor. Mr. Cohen has been a portfolio manager of the fund since its inception.

         Robert H. Steers - Mr. Steers is a director, chairman and secretary of the fund. He is co-chairman and co-chief executive officer of the fund's investment adviser, and president of the Fund's distributor. Mr. Steers has been a portfolio manager of the fund since its inception.

         Joseph M. Harvey - Mr. Harvey joined the investment adviser in 1992 and currently serves as president. He was appointed a portfolio manager of the fund in August 2004.

         James S. Corl - Mr. Corl joined the investment adviser in 1997 and currently serves as executive vice president. He was appointed a portfolio manager of the fund in December 2004.